Concentrations (Details) - Schedule of concentration of customers, suppliers & geographic area - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Suppliers A [Member]
Concentration Risk [Line Items]
Purchase	$ 977,168
Concentration risk, percentage	19.00%
Suppliers B [Member]
Concentration Risk [Line Items]
Purchase	$ 913,496	$ 2,618,036
Concentration risk, percentage	18.00%	35.00%
Suppliers C [Member]
Concentration Risk [Line Items]
Purchase	$ 837,216
Concentration risk, percentage	16.00%
Suppliers D [Member]
Concentration Risk [Line Items]
Purchase	$ 623,261	$ 725,566
Concentration risk, percentage	12.00%	10.00%
Suppliers E [Member]
Concentration Risk [Line Items]
Purchase	$ 621,401
Concentration risk, percentage	12.00%